Key management personnel compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Key management personnel compensation [Abstract]
Salaries	₩ 1,315	₩ 1,106	₩ 1,271
Employee benefits	31	24	54
Total	₩ 1,346	₩ 1,130	₩ 1,325